Summary of Significant Accounting Policies - Summary of Exchange of Currency Rates (Details)	Dec. 31, 2019	Dec. 31, 2018
Year-End RMB [Member]
Foreign currency exchange rate, translation	6.96	6.88
Annual-Average RMB [Member]
Foreign currency exchange rate, translation	6.90	6.60